SCHEDULE OF DISAGGREGATION OF REVENUE (Details)	12 Months Ended
	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2022 HKD ($)
Disaggregation of Revenue [Line Items]
Revenue	$ 9,903,795	$ 1,269,717	$ 13,635,605	$ 14,216,099
HONG KONG
Disaggregation of Revenue [Line Items]
Revenue	8,498,595	1,089,563	12,754,130	13,914,277
SINGAPORE
Disaggregation of Revenue [Line Items]
Revenue	$ 1,405,200	$ 180,154	$ 881,475	$ 301,822